UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock Global Dividend Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2017 (Unaudited)	BlackRock Global Dividend Portfolio

Security	Shares	Value
Common Stocks — 98.8%

Australia — 3.5%
Amcor Ltd.	2,572,965	$31,226,848
Ansell Ltd.	1,687,447	31,061,036
Sonic Healthcare Ltd.	2,435,337	40,674,422

		102,962,306
Belgium — 2.2%
Anheuser-Busch InBev SA	267,054	32,746,480
bpost SA	1,096,693	30,920,243

		63,666,723
Canada — 5.7%
Rogers Communications, Inc., Class B	1,630,963	84,626,512
TELUS Corp.	2,346,085	84,961,702

		169,588,214
China — 0.9%
ANTA Sports Products Ltd.	5,978,000	26,738,773

Denmark — 1.1%
Novo Nordisk A/S, Class B	678,989	33,806,081

Finland — 2.1%
Kone Oyj, Class B	1,143,707	61,902,054

France — 3.1%
Sanofi	973,723	92,198,530

Germany — 2.6%
Deutsche Post AG, Registered Shares	1,705,719	78,190,298

Hong Kong — 1.0%
Sands China Ltd.	6,148,000	29,004,047

Japan — 2.4%
Japan Tobacco, Inc.	2,169,600	71,814,197

Netherlands — 1.3%
Heineken NV	380,047	37,029,063

Singapore — 1.2%
DBS Group Holdings Ltd.	2,159,700	36,063,885

Sweden — 1.4%
Svenska Handelsbanken AB, A Shares	2,964,671	42,490,669

Switzerland — 10.2%
Givaudan SA, Registered Shares	20,788	46,425,640
Nestlé SA, Registered Shares	928,584	78,129,697
Novartis AG, Registered Shares	1,066,461	87,960,955
Roche Holding AG	218,376	50,473,489
SGS SA, Registered Shares	15,553	38,408,825

		301,398,606
Taiwan — 3.0%
Far EasTone Telecommunications Co. Ltd.	12,126,500	28,473,139
Taiwan Semiconductor Manufacturing Co. Ltd.	7,407,000	59,880,435

		88,353,574
United Kingdom — 15.9%
AstraZeneca PLC	886,767	59,999,271
British American Tobacco PLC	1,899,448	122,722,527
Diageo PLC	1,370,662	46,806,328
GlaxoSmithKline PLC	2,862,482	51,373,753
Imperial Brands PLC	2,563,019	104,497,865
Lloyds Banking Group PLC	29,406,234	26,654,640
Unilever PLC	1,061,801	60,176,265

		472,230,649
United States — 41.2%
3M Co.	166,790	38,393,390
AbbVie, Inc.	605,823	54,675,526
Altria Group, Inc.	1,857,256	119,272,980

Security	Shares	Value
United States (continued)
Cisco Systems, Inc.	2,377,968	$81,207,607
Citizens Financial Group, Inc.	811,556	30,847,244
Coca-Cola Co.	1,605,490	73,820,430
Genuine Parts Co.	857,431	75,651,137
H&R Block, Inc.	2,387,774	59,073,529
International Paper Co.	1,224,416	70,122,304
Johnson & Johnson	780,434	108,800,304
M&T Bank Corp.	288,148	48,054,442
Microsoft Corp.	703,593	58,524,866
PepsiCo, Inc.	553,980	61,065,215
Pfizer, Inc.	416,017	14,585,556
Philip Morris International, Inc.	781,074	81,731,583
Procter & Gamble Co.	669,830	57,833,122
U.S. Bancorp	851,022	46,278,576
United Parcel Service, Inc., Class B	285,755	33,584,785
United Technologies Corp.	519,555	62,221,907
Wells Fargo & Co.	830,339	46,615,232

		1,222,359,735

Total Long-Term Investments — 98.8% (Cost: $2,403,683,616)		2,929,797,404

Short-Term Securities — 0.7%

BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.93%, (a)(b)	20,712,522	20,712,522

Total Short-Term Securities — 0.7% (Cost: $20,712,522)		20,712,522

Total Investments — 99.5% (Cost: $2,424,396,138)		2,950,509,926
Other Assets Less Liabilities — 0.5%		13,465,436

Net Assets — 100.0%		$2,963,975,362

2017 BLACK ROCK QUARTERLY REPOR TO SHAREHOLDERS	1

Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Global Dividend Portfolio

(a)	Annualized 7-day yield as of period end.
(b)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/17	Net Activity	Shares Held at 10/31/17	Value at 10/31/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	94,819,176	(74,106,654)	20,712,522	$20,712,522	$93,255	—	—

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Australia	—	$102,962,306	—	$102,962,306
Belgium	—	63,666,723	—	63,666,723
Canada	$169,588,214	—	—	169,588,214
China	—	26,738,773	—	26,738,773
Denmark	—	33,806,081	—	33,806,081
Finland	—	61,902,054	—	61,902,054
France	—	92,198,530	—	92,198,530
Germany	—	78,190,298	—	78,190,298
Hong Kong	—	29,004,047	—	29,004,047
Japan	—	71,814,197	—	71,814,197
Netherlands	—	37,029,063	—	37,029,063
Singapore	—	36,063,885	—	36,063,885
Sweden	—	42,490,669	—	42,490,669
Switzerland	—	301,398,606	—	301,398,606
Taiwan	—	88,353,574	—	88,353,574
United Kingdom	—	472,230,649	—	472,230,649
United States	1,222,359,735	—	—	1,222,359,735
Money Market Funds	20,712,522	—	—	20,712,522

Total	$1,412,660,471	$1,537,849,455	—	$2,950,509,926

During the period ended October 31, 2017, there were no transfers between levels.

2	SCHEDULE OF INVESTMENTS:

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 21, 2017
By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: December 21, 2017